Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis

In compliance with Nasdaq listing standards relating to clawback policies, we adopted the Compensation Recoupment Policy in December 2023, to implement a mandatory clawback policy in the event of a Restatement (as defined in the Compensation Recoupment Policy). In addition, the Compensation Recoupment Policy also sets forth a discretionary clawback policy to recoup certain compensation in circumstances involving misconduct.

For mandatory clawbacks, the Compensation Recoupment Policy applies to our executive officers with respect to compensation that is granted, earned or vested based wholly or in part upon attainment of a financial reporting measure and any such compensation attained on or after October 2, 2023 is subject to recoupment. See exhibit 97.1 to our Annual Report on Form 10-K filed with the SEC on March 5, 2026 for the full terms of the Compensation Recoupment Policy.